Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Analysis of Loan Activity to Directors, Executive Officers, and Associates of the Company and Its Subsidiary

The following is an analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary:

	December 31,
	2013	2012

Balance, January 1	$3,306,412	$3,971,083
New loans during the period	215,795	350,000
Repayments during the period	(3,171,615)	(1,014,671)

Ending balance	$350,592	$3,306,412